Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Receivables Line Item
Trade and other receivables	$ 609,401	$ 458,933
Impairment	11,528	6,692
Not Past Due
Trade And Other Current Receivables Line Item
Trade and other receivables	447,517	345,953
Impairment	224
Past Due 1 – 30 Days
Trade And Other Current Receivables Line Item
Trade and other receivables	104,491	80,642
Impairment	1,211	669
Past Due 31 – 60 Days
Trade And Other Current Receivables Line Item
Trade and other receivables	26,601	17,467
Impairment	3,439	2,008
Past Due More Than 60 Days
Trade And Other Current Receivables Line Item
Trade and other receivables	30,792	14,871
Impairment	$ 6,654	$ 4,015